Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Significant Transactions between the Company and Other Related Parties
b.	Net revenue

		Years Ended December 31
		2018	2019	2020
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$8,980.1	$6,253.9	$8,129.8
	Other related parties	0.3	—	—

		$8,980.4	$6,253.9	$8,129.8

Net revenue from royalties	Associates	$362.3	$183.6	$195.1

c.	Purchases

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Related Party Categories
Associates	$8,809.5	$6,301.4	$7,606.4

d.	Receivables from related parties

		December 31, 2019	December 31, 2020
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$741.9	$370.6
	Xintec	120.2	187.5

		$862.1	$558.1

Other receivables from related parties	SSMC	$46.5	$45.3
	VIS	3.9	4.3
	Other associates	1.2	1.0

		$51.6	$50.6

e.	Payables to related parties

		December 31, 2019	December 31, 2020
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$736.9	$1,358.6
	SSMC	487.9	400.8
	VIS	154.0	311.4
	Other associates	56.1	36.9

		$1,434.9	$2,107.7

f.	Others

		Years Ended December 31
		2018	2019	2020
		NT$	NT$	NT$
		(In Millions)	(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$2,974.6	$2,823.0	$5,440.0

Research and development expenses	Associates	$83.1	$163.4	$256.5

General and administrative expenses	Other related parties	$120.8	$120.0	$120.0

Compensation to Directors and Other Key Management Personnel
The compensation to directors and other key management personnel were as follows:

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Short-term employee benefits	$2,004.9	$1,922.2	$2,666.7
Post-employment benefits	3.4	2.7	2.3

	$2,008.3	$1,924.9	$2,669.0